LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Operating Lease Cost and Other Information
Operating lease cost was as follows:

year ended December 31
(millions of Canadian $)	2021	2020

Operating lease cost[1]	105	124
Sublease income	(8)	(13)
Net operating lease cost	97	111
1    Includes short-term leases and variable lease costs.
Other information related to operating leases is noted in the following tables:

year ended December 31
(millions of Canadian $)	2021	2020

Cash paid for amounts included in the measurement of operating lease liabilities	69	77
ROU assets obtained in exchange for new operating lease liabilities	32	14

at December 31	2021	2020

Weighted average remaining lease term	9 years	10 years
Weighted average discount rate	3.5%	3.5%
The amounts recognized on TC Energy's Consolidated balance sheet for its operating lease liabilities were as follows:

at December 31
(millions of Canadian $)	2021	2020

Accounts payable and other	49	56
Other long-term liabilities (Note 17)	380	427
	429	483

Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities are as follows:

(millions of Canadian $)	2021	2020

Less than one year	63	72
One to two years	60	61
Two to three years	58	59
Three to four years	55	58
Four to five years	54	54
More than five years	213	269
Total operating lease payments	503	573
Imputed interest	(74)	(90)
Operating lease liabilities	429	483

Future Lease Payments to be Received Under Operating Leases
Future lease payments to be received under operating leases are as follows:

(millions of Canadian $)	2021	2020

Less than one year	113	119
One to two years	111	111
Two to three years	110	109
Three to four years	94	109
Four to five years	70	94
More than five years	—	70
	498	612